COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended
Jun. 30, 2021
Commitments And Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 17. COMMITMENTS AND CONTINGENT LIABILITIES

The Company is committed to invest approximately €1.5 million ($1.9 million) in Stimunity upon Stimunity’s achievement of certain agreed milestones. During the year ended March 31, 2019, the Company made a discretionary investment of €600,129 ($688,359) and on June 1, 2020, the Company made an additional discretionary investment of €800,000 ($1.0 million) investment towards the commitment. The remaining commitment was €100,000 as of March 31, 2021 (see Note 7, “Investment in Associate”).